Stock-Based Compensation - Summary of Stock Options Activity (Detail) - 2019 Equity Incentive Plan [Member] - Share-based Payment Arrangement, Option [Member] $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Stock Options, Outstanding, December 31, 2021 | shares	421,500
Number of stock options, Assumed in business combination | shares		406,000
Number of Stock Options, Granted | shares		35,500
Number of Stock Options, Expired/terminated | shares	(5,600)	(8,000)
Number of Stock Options, Exercised | shares	(12,000)	(12,000)
Number of Stock Options, Outstanding, June 30, 2022 | shares	403,900	421,500
Number of Stock Options, Exercisable at period end | shares	195,700	145,200
Weighted- Average Exercise Price, Outstanding, December 31, 2021 | $ / shares	$ 10.46
Weighted-Average Exercise Price, Assumed in business combination | $ / shares		$ 10.19
Weighted- Average Exercise Price, Granted | $ / shares		12.26
Weighted- Average Exercise Price, Expired/terminated | $ / shares	12	12
Weighted- Average Exercise Price, Exercised | $ / shares	10	10
Weighted- Average Exercise Price, Outstanding, March 31, 2022 | $ / shares	10.86	10.46
Weighted- Average Exercise Price, Exercisable at period end | $ / shares	$ 10.08	$ 10.04
Weighted- Average Remaining Contractual Term, Balance	7 years 4 months 24 days	7 years 10 months 24 days
Weighted Average Remaining Contractual Term, Assumed in business combination		7 years 10 months 24 days
Weighted- Average Remaining Contractual Term, Granted		7 years 10 months 24 days
Weighted- Average Remaining Contractual Term, Expired/terminated	8 years 3 months 18 days
Weighted-Average Remaining Contractual Term, Balance	7 years 4 months 24 days	7 years 10 months 24 days
Weighted- Average Remaining Contractual Term, Exercisable at period end	7 years 1 month 6 days	7 years 6 months
Aggregate Intrinsic Value, Outstanding, March 31, 2021 | $	$ 780
Aggregate Intrinsic Value, Outstanding, March 31, 2022 | $	0	$ 780
Aggregate Intrinsic Value, Exercisable at period end | $	$ 0	$ 315